Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Consolidated statement of cash flows
Cash and cash equivalents	€ 11,001	€ 6,183	€ 11,705
Bank overdrafts	108	111
Cash and cash equivalents classified as part of disposal group held for sale	€ 0	€ 42